Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Retirement Benefits [Abstract]
Schedule of Pension Plans

Amounts recognized in the condensed consolidated statements of operations for the three and six months ended September 30, 2024 and 2023, in respect of the Pension Plan were as follows:

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Current service cost	$180	$171	$353	$330
Interest cost	50	52	101	102
Expected return on plan assets	(97)	(73)	(195)	(142)
Actuarial loss / (gain) recognized	(14)	(42)	(27)	(81)
Actuarial loss / (gain) recognized because of settlement	(4)	-	(4)	-
Amortization of prior service credit	(37)	(38)	(73)	(73)
Net charge to statement of operations	$78	$70	$155	$136

Amounts recognized in the consolidated statements of operations for the years ended March 31, 2024 and 2023, in respect of the Pension Plan were as follows:

	Years Ended March 31,
	2024	2023
Current service cost	$655	$678
Interest cost	213	129
Expected return on plan assets	(296)	(194)
Actuarial loss / (gain) recognized	(161)	(179)
Actuarial loss / (gain) recognized because of settlement	(341)	(699)
Amortization of prior service credit	(145)	(135)
Net charge to statement of operations	$(75)	$(400)

Schedule of Employee Defined Benefits Obligation and plan Assets

Details of the employee defined benefits obligations and plan assets in respect of the Pension Plan are as follows:

	Years Ended March 31,
	2024	2023
Change in present value of defined benefit obligation:
Defined benefit obligation at the beginning of the year	$9,337	$9,500
Interest on defined obligation	213	129
Current service cost	655	678
Contributions by plan participants	444	476
Translation (gain) loss	534	(20)
Benefits paid	(289)	(1,095)
Actuarial loss arising on projected benefit obligation	118	(331)
Defined benefit obligation at the end of the year	$11,012	$9,337
Change in plan assets:
Fair value of plan assets at the beginning of the year	$7,761	$7,353
Actual return on plan assets	(68)	457
Contributions by the employer	530	569
Contributions by plan participants	444	476
Benefits paid	(289)	(1,095)
Translation loss	440	1
Fair value of plan assets - at the end of the year	$8,818	$7,761
Funded status at end of the year	$(2,194)	$(1,576)

Schedule of Defined Benefit Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Amounts relating to these defined benefit plans with accumulated benefit obligations in excess of plan assets were as follows:

	As of March 31,
	2024	2023
Accumulated benefit obligation	$10,686	$9,049
Fair value of plan assets	$8,818	$7,761

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized in the Company’s consolidated balance sheet related to the present value of defined benefit obligations consist of the following:

	As of March 31,
	2024	2023
Current liabilities	—	—
Non-current liabilities	2,194	1,576
Total recognized in the consolidated balance sheet	$2,194	$1,576

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Amounts recorded in accumulated other comprehensive income (loss) in respect of the pension plan consist of the following:

	Years Ended March 31,
	2024	2023
Net gain (loss)	$1,633	$2,610
Prior service (cost) credit	837	976
Total recorded in accumulated other comprehensive income	$2,470	$3,586

Schedule of Principal Assumptions Used for the Purpose of Actuarial Valuation

The principal assumptions used for the purpose of actuarial valuation of the pension plan are as follows:

	As of March 31,
	2024	2023
Discount rate	1.50%	2.10%
Expected return on plan assets	3.50%	3.50%
Expected rate of salary increase	1.00%	1.00%

Schedule of Weighted Average Asset Allocation

The table below represents the Company’s pension plan’ weighted-average asset allocation as of March 31, 2024 and 2023 by asset category:

	As of March 31,
	2024	2023
Equity securities	36.58%	33.99%
Debt securities	28.16%	26.43%
Other, primarily cash and cash equivalents, senior loans and mutual funds	35.26%	39.58%

The table below presents the target allocation for each major asset category for the Company’s pension plan for the years ended March 31, 2024 and 2023:

	Years Ended March 31,
	2024	2023
Equity securities	34.00%	34.00%
Debt securities	28.50%	28.00%
Other, primarily cash and cash equivalents, senior loans and mutual funds	37.50%	38.00%

Schedule of Fair Value of Plan Assets

The following tables provides the fair value of plan assets held by the Company’s pension plan by asset category and by fair value hierarchy level:

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$106	$—	$—	$106
Equity securities	3,316	—	—	3,316
Debt securities	2,310	—	—	2,310
Real estate	—	1,851	—	1,851
Non-traditional assets	—	1,235	—	1,235
Total	$5,732	$3,086	$—	$8,818

	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$186	—	$—	186
Equity securities	2,763	—	—	2,763
Debt securities	1,987	—	—	1,987
Real estate	—	1,855	—	1,855
Non-traditional assets	—	970	—	970
Total	$4,936	$2,825	$—	$7,761

Schedule of Expected Pension Plan Payments	The following table presents expected pension plan payments over the next 10 years:
Amount
Year Ending March 31,
2025	$43
2026	252
2027	81
2028	88
2029	95
2030-2034	1,059